ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		$ (361)		$ (1,424)		$ (572)
Other comprehensive income (loss)		216		(108)		(86)
Other items		0				87
Ending balance		4,068		(361)		(1,424)
Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		306	[1]	392	[1],[2]	539	[2]
Other comprehensive income (loss)		167	[3]	(86)	[1]	(5)	[2]
Other items	[2]					142
Ending balance		473	[3]	306	[1]	392	[1],[2]
Limited Partners | Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		306		392
Other comprehensive income (loss)		167		(86)
Ending balance		473		306		392
Limited Partners | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		1,005		945
Other comprehensive income (loss)		85		60
Ending balance		1,090		1,005		945
Limited Partners | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(709)		(557)
Other comprehensive income (loss)		109		(152)
Ending balance		(600)		(709)		(557)
Limited Partners | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(17)		4
Other comprehensive income (loss)		0		(21)
Ending balance		(17)		(17)		4
Limited Partners | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		27		0
Other comprehensive income (loss)		(27)		27
Ending balance		$ 0		$ 27		$ 0

[1]	Refer to Note 20, Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.
[2]	Refer to Note 20 Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.
[3]	Refer to Note 20, Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.